Cash and cash equivalents (Details) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Dec. 31, 2009
Cash and cash equivalents
Cash	$ 1,007			$ 560
Short-term investments	6,558			7,024
Cash and cash equivalents, Total	$ 7,565	$ 13,227	$ 11,271	$ 7,584	$ 9,723	$ 6,235	$ 7,293
Maturity period for classifying short-term investments as cash equivalents, maximum (in months)	3M